ANNUAL REPORT AS OF
MARCH 31, 1998


SEI ASSET
ALLOCATION TRUST



================================================================================
Diversified Conservative Income
================================================================================
Diversified Conservative
================================================================================
Diversified Global Moderate Growth
================================================================================
Diversified Moderate Growth
================================================================================
Diversified Global Growth
================================================================================
Diversified Global Stock
================================================================================
Diversified U.S. Stock
================================================================================

[LOGO OMITTED]

SEI
INVESTMENTS
THE ART OF PEOPLE.
THE SCIENCE OF RESULTS.

TABLE OF CONTENTS
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS
  OF FUND PERFORMANCE.....................................................     1
STATEMENT OF NET ASSETS...................................................    10
STATEMENT OF OPERATIONS...................................................    14
STATEMENT OF CHANGES IN NET ASSETS........................................    16
FINANCIAL HIGHLIGHTS......................................................    18
NOTES TO FINANCIAL STATEMENTS.............................................    20
REPORT OF INDEPENDENT ACCOUNTANTS.........................................    23
NOTICE TO SHAREHOLDERS....................................................    24

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998



                      DIVERSIFIED CONSERVATIVE
                              INCOME FUND
      OBJECTIVES. The Diversified Conservative Income Fund seeks to provide current income with the opportunity for capital appreciation through limited participation in the U.S. equity markets.
      STRATEGY. A significant allocation to money market and fixed income funds should provide minimal principal volatility.
      The fixed income component of the Fund provides current income. Under normal conditions, 55% of the Fund's assets are allocated to the U.S. core fixed income strategy, which invests in intermediate-term bonds. A 20% allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.
      Under normal conditions, 25% of the Fund is allocated to domestic equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Diversified Conservative Income Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.
      ANALYSIS. The Diversified Conservative Income Fund (Class A share) was up a strong 19.16% outperforming its benchmark for the one year period ended March 31, 1998. The Fund's performance was driven by a rally in both the U.S. equity and fixed income markets. The U.S. financial markets moved higher buoyed by a strong domestic economy and low interest rates. The Fund's 25% equity exposure contributed the most to performance. The broad U.S. equity market was up an exceptional 47.75% for the period bolstered by strong economic fundamentals. All four U.S. equity sectors in the Fund outperformed their benchmarks. Outperformance can be attributed to an overweight to consumer oriented industries and positive stock selection within the technology and finance industries. The U.S. core fixed income and corporate daily income sectors both rallied to return 12.15% and 6.31% respectively. The U.S. fixed income markets surged ahead as decreased inflation concerns and a global flight to quality brought on by the Asian crisis drove up prices. Interest rates remained low throughout the period as fears of a Federal Reserve interest rate hike remained in check. An overweight to the mortgage sector contributed to outperformance within this sector.


===============================================================
                   DIVERSIFIED CONSERVATIVE
                        INCOME FUND
===============================================================
                 AVERAGE ANNUAL TOTAL RETURN1
---------------------------------------------------------------
                                                     Annualized
                                          One Year    Inception
                                           Return      to Date
---------------------------------------------------------------
Diversified Conservative Income, Class A   19.16%      14.03%
---------------------------------------------------------------
Diversified Conservative Income, Class D   17.90%      13.18%
---------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED CONSERVATIVE INCOME FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE SEI COMPOSITE BENCHMARK



[LINE GRAPH OMITTED] -- PLOT POINTS AS FOLLOWS:


     SEI Diversified            SEI Diversified                           Lehman Brothers
Conservative Income Fund,  Conservative Income Fund,    SEI Composite        Aggregate
         Class A                    Class D               Benchmark*         Bond Index
       $10,000                      $10,000                $10,000            $10,000
        10,574                       10,496                 10,592             10,431
        12,600                       12,374                 12,670             11,683



1 FOR THE PERIOD ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JUNE 21, 1996.

*75% LEHMAN BROTHERS AGGREGATE BOND INDEX AND 25% WILSHIRE
 5000 INDEX.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998




                      DIVERSIFIED CONSERVATIVE
                               FUND
      OBJECTIVES. The Diversified Conservative Fund seeks to provide current income with the opportunity for capital appreciation through limited participation in the U.S. and international equity markets.
      STRATEGY. The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity and fixed income funds.
      The U.S. fixed income component of the Fund invests in intermediate-term bonds with maturities ranging between 5 and 10 years. Intermediate-term bonds provide the Fund with an attractive current yield and a moderate level of volatility. Additionally, exposure to an international fixed income fund provides added diversification and opportunity for enhanced returns.
      The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Conservative Fund (Class A share) was up a strong 22.35% outperforming its benchmark for the one year period ended
March 31, 1998. The Fund's performance was driven by a strong rally in global financial markets during 1997 and into 1998. The Fund's 32% exposure to the U.S. equity market contributed the most to performance. The broad market was up an exceptional 47.75% for the period rallying on strong economic fundamentals in the U.S. Historically, strong conditions included a 25 year low in the unemployment rate,


==========================================================
             DIVERSIFIED CONSERVATIVE FUND
==========================================================
              AVERAGE ANNUAL TOTAL RETURN1
----------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
----------------------------------------------------------
Diversified Conservative, Class A   22.35%        16.24%
----------------------------------------------------------
Diversified Conservative, Class D   21.29%        14.74%
----------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE SEI DIVERSIFIED CONSERVATIVE FUND, CLASS A AND
CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX,
THE WILSHIRE 5000 INDEX AND THE SEI COMPOSITE BENCHMARK

[LINE GRAPH OMITTED] -- PLOT POINTS AS FOLLOWS:



    SEI Diversified                      Lehman Brothers
  Conservative Fund,   SEI Composite    Aggregate Bond       Wilshire
        Class A         Benchmark*          Index           5000 Index
      $10,000            $10,000           $10,000           $10,000
       10,586             10,536            10,431            11,062
       12,952             12,902            11,683            16,346


   SEI Diversified                                      Lehman Brothers
  Conservative Fund,   SEI Composite      Wilshire      Aggregate Bond
       Class D          Benchmark*       5000 Index          Index
      $10,000            $10,000           $10,000           $10,000
       10,680             10,688            11,694            10,403
       12,954             13,088            17,278            11,652


1 FOR THE PERIOD ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 26, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.

* 45% LEHMAN BROTHERS AGGREGATE BOND INDEX, 32% WILSHIRE 5000 INDEX, 15% SALOMON BROTHERS (WGBI) NON-U.S. INDEX AND 8% MSCI EAFE INDEX.

================================================================================




increased productivity and the lowest level of inflation since 1965. All four U.S. equity sectors in the Fund outperformed their benchmarks. Outperformance can be attributed to an overweight to consumer oriented industries and positive stock selection within the technology and finance industries. The international equity sector returned 14.86% as global equity markets rallied on low interest and low inflation worldwide. A broad strengthening of the U.S. dollar slightly undercut returns to U.S. investors. The U.S. core fixed income sector rallied to return 12.15% for the period. The U.S. fixed income markets surged ahead as decreased inflation concerns and a global flight to quality brought on by the Asian crises drove up prices. An overweight to mortgage securities contributed to outperformance within this sector. The developed international fixed income sector outpaced its benchmark moving ahead 3.25%. The U.K. bond market's 20.5% surge for the period was the main contributor to this sector's returns.



                               DIVERSIFIED GLOBAL
                              MODERATE GROWTH FUND

      OBJECTIVES. The Diversified Global Moderate Growth Fund seeks to provide long-term capital appreciation through participation in the U.S. and global equity markets with a limited level of current income.
      STRATEGY. The Fund includes significant allocations to both equity and fixed income funds.
      The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.
      The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return.
      ANALYSIS. The Diversified Global Moderate Growth Fund (Class A share) was up a strong 25.68% outperforming its benchmark for the one year period ended March 31, 1998. The Fund's performance was driven by a strong rally in global financial markets during 1997 and into 1998. The Fund's 42% exposure to the U.S. equity market was the primary source of returns. The broad market was up an exceptional 47.75% for the period rallying on strong economic fundamentals including a 25 year low in the unemployment rate, increased productivity and the lowest level of inflation since 1965. All four U.S. equity sectors in the Fund outperformed their benchmarks. Outperformance can be attributed to an overweight to consumer oriented industries and positive stock selection within the technology and finance industries. The international equity sector returned 14.86% as global equity markets rallied on a low interest, low inflationary global investment environment. Returns were negative in the emerging markets, although the sector managed to outpace its benchmark by over 4%. The fixed income allocations within the Fund also contributed to performance. The U.S. core fixed income and high yield debt sectors both rallied to return 12.15% and 17.76% respectively. These markets surged on decreased inflation concerns and a global flight to quality. The developed

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998


DIVERSIFIED GLOBAL MODERATE GROWTH FUND (CONTINUED) international fixed income sector moved ahead 3.25% boosted by a strong rally in the U.K. bond market. Finally, the emerging market debt sector was a welcome addition to the Fund returning 8.96% since it was added in the beginning of July.


==========================================================
                  DIVERSIFIED GLOBAL MODERATE
                           GROWTH FUND
==========================================================
                              AVERAGE ANNUAL  TOTAL RETURN1
----------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
---------------------------------------------------------
Diversified Global Moderate
   Growth, Class A                  25.68%       21.10%
---------------------------------------------------------
Diversified Global Moderate
   Growth, Class D                  24.38%       19.36%
---------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE SEI DIVERSIFIED GLOBAL MODERATE GROWTH FUND, CLASS
A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND
INDEX, THE WILSHIRE 5000 INDEX AND THE SEI COMPOSITE
BENCHMARK


[LINE GRAPH OMITTED] -- PLOT POINTS AS FOLLOWS:


  SEI Div. Global     SEI Div. Global                                       Lehman Brothers
  Moderate Growth     Moderate Growth        Wilshire      SEI Composite      Aggregate Bond
   Fund, Class A       Fund, Class D        5000 Index       Benchmark           Index
     $10,000             $10,000            $10,000           $10,000           $10,000
      10,027               9,944             10,064            10,035            9,933
      12,602              12,429             14,870            12,608            11,138






1 FOR THE PERIOD ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING DECEMBER 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING DECEMBER 5, 1996.

* 26% LEHMAN BROTHERS AGGREGATE BOND INDEX, 42% WILSHIRE 5000 INDEX, 12% MSCI EAFE INDEX, 8% CS FIRST BOSTON HIGH YIELD INDEX, 6% SALOMON BROTHERS (WGBI) NON-U.S. INDEX AND 6% IFC INVESTABLE COMPOSITE.



                              DIVERSIFIED MODERATE
                                   GROWTH FUND
     OBJECTIVES. The Diversified Moderate Growth Fund seeks to provide long-term capital appreciation with a limited level of current income.
      STRATEGY. The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund.
      The equity component of the Diversified Moderate Growth Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, 12% of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term with lower volatility.
      Under normal conditions, 39% of the Fund is allocated to a U.S. fixed income fund and an international fixed income fund to provide current income and a moderating effect on the volatility of returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Moderate Growth Fund (Class A share) was up a strong 29.08% outperforming its benchmark for the one year period ended March 31, 1998. The Fund's performance was driven by a strong rally of the global financial markets during 1997 and into 1998. The Fund's 48% exposure to the U.S. equity market was the main contributor to returns. The broad market was up an exceptional 47.75% for the period rallying on strong economic fundamentals.

================================================================================




Historically strong conditions included a 25 year low in the unemployment rate, increased productivity and the lowest level of inflation since 1965. All four U.S. equity sectors in the Fund outperformed their benchmarks. Outperformance can be attributed to an overweight to consumer oriented industries and positive stock selection within the technology and finance industries. The international equity sector returned 14.86% as global equity markets rallied in a low interest rate, low inflationary global investment environment. A broad strengthening of the U.S. dollar slightly undercut returns to U.S. investors. The U.S. core fixed income portion of the fund outperformed its benchmark returning 12.15% for the period. The U.S. fixed income markets surged ahead as decreased inflation concerns and a global flight to quality brought on by the Asian crisis drove prices up. An overweight to the mortgage sector contributed to outperformance during the period. The developed international fixed income sector moved ahead 3.25% boosted by a strong rally in the U.K. bond market.



===============================================================
                       DIVERSIFIED MODERATE GROWTH FUND
===============================================================
                         AVERAGE ANNUAL TOTAL RETURN1
---------------------------------------------------------------
                                                     Annualized
                                         One Year    Inception
                                         Return       to Date
---------------------------------------------------------------
Diversified Moderate Growth, Class A     29.08%       19.60%
---------------------------------------------------------------
Diversified Moderate Growth, Class D     27.99%       17.90%
---------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED MODERATE GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX AND THE SEI COMPOSITE BENCHMARK







[LINE GRAPH OMITTED] -- PLOT POINTS AS FOLLOWS:


    SEI Diversified                            Lehman Brothers
 Moderate Growth Fund,      SEI Composite      Aggregate Bond              Wilshire
        Class A              Benchmark*            Index                  5000 Index
      $10,000                 $10,000              $10,000                 $10,000
       10,670                  10,647               10,431                  11,062
       13,773                  13,726               11,683                  16,346




    SEI Diversified                            Lehman Brothers
 Moderate Growth Fund,      SEI Composite      Aggregate Bond              Wilshire
        Class D              Benchmark*            Index                  5000 Index
      $10,000                 $10,000              $10,000                 $10,000
       10,571                  10,662               10,571                  10,972
       13,530                  13,744               11,840                  16,212






1 FOR THE PERIOD ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 10, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.

* 48% WILSHIRE 5000 INDEX, 30% LEHMAN BROTHERS AGGREGATE BOND INDEX, 12% MSCI EAFE INDEX, AND 10% SALOMON BROTHERS (WGBI) NON-U.S. INDEX.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998




                               DIVERSIFIED GLOBAL
                                   GROWTH FUND
      OBJECTIVES. The Diversified Global Growth Fund seeks to provide long-term capital appreciation through participation in the U.S. and international equity markets. Current income is a secondary consideration.
      STRATEGY. The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There is also a modest allocation to fixed income funds.
      The domestic equity portion of the Diversified Global Growth Fund invests primarily in large- and some small-sized companies, and provides exposure to distinct styles of growth and value equity fund management. Diversification is further enhanced through exposure to international and emerging markets funds.
      The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Additionally, exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Global Growth Fund (Class A share) was up a strong 30.38% outperforming its benchmark for the one year period ended March 31, 1998. The Fund's performance was driven by a strong rally of global financial markets during 1997 and into 1998. The Fund's 56% exposure to the U.S. equity market was the main contributor to returns. The broad market was up an exceptional 47.75% for the period rallying on strong economic fundamentals including a 25 year low in the unemployment rate, increased productivity and the lowest rate


=============================================================
                         DIVERSIFIED GLOBAL GROWTH FUND
=============================================================
                          AVERAGE ANNUAL TOTAL RETURN1
-------------------------------------------------------------
                                                   Annualized
                                      One Year     Inception
                                       Return       to Date
-------------------------------------------------------------
Diversified Global Growth, Class A     30.38%       21.04%
-------------------------------------------------------------
Diversified Global Growth, Class D     29.22%       19.12%
-------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX, THE MSCI EAFE INDEX AND THE SEI COMPOSITE BENCHMARK


[LINE GRAPH OMITTED] -- PLOT POINTS AS FOLLOWS:
            SEI Diversified                                            Lehman Brothers
          Global Growth Fund,               SEI Composite              Aggregate Bond                Wilshire            MSCI EAFE
                Class A                     Benchmark*                     Index                    5000 Index             Index
                $10,000                       $10,000                     $10,000                    $10,000              $10,000
                 10,789                        10,755                      10,431                     11,062                9,988
                 14,066                        14,041                      11,683                     16,346               11,847



            SEI Diversified                                            Lehman Brothers
          Global Growth Fund,               SEI Composite                 Aggregate                  Wilshire            MSCI EAFE
                Class D                     Benchmark*                   Bond Index                 5000 Index             Index
                $10,000                       $10,000                     $10,000                    $10,000              $10,000
                 10,670                        10,747                      10,571                     10,972               10,044
                 13,787                        14,031                      11,840                     16,212               11,914


1 FOR THE PERIOD ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.

* 56% WILSHIRE 5000 INDEX, 16% MSCI EAFE INDEX, 13% LEHMAN BROTHERS AGGREGATE BOND INDEX, 8% IFC INVESTABLE COMPOSITE, 4% CS FIRST BOSTON HIGH YIELD INDEX AND 3% SALOMON BROTHERS (WGBI) NON-U.S. INDEX.
6

================================================================================




of inflation since 1965. All four U.S. equity style funds outperformed their benchmarks as they benefited from an overweight to consumer oriented industries and strong stock selection within the technology and finance industries. The international equity sector returned 14.86% as global equity markets rallied in a low interest rate, low inflationary global investment environment. Returns were negative in the emerging markets, although the sector managed to outpace its benchmark by over 4%. The fixed income allocation within the fund also contributed to performance. The U.S. core fixed income and high yield debt sector both rallied to return 12.15% and 17.76%, respectively. These markets surged on decreased inflation concerns and a global flight to quality. The developed international fixed income sector moved ahead 3.25% boosted by a rally in the U.K. bond market. Finally, the emerging market debt sector was a welcome addition to the Fund returning 8.96% since it was added in the beginning of July.


                               DIVERSIFIED GLOBAL
                                   STOCK FUND
      OBJECTIVES. The Diversified Global Stock Fund seeks to provide long-term capital appreciation through participation in the global equity markets.
      STRATEGY. The Fund invests almost exclusively in U.S. and non-U.S.
equities.
      The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Global Stock Fund (Class A share) was up a strong 34.70% outperforming its benchmark for the one year period ended March 31, 1998. The Fund's performance was driven by a strong rally of global equity markets during 1997 and into 1998. The Fund's 69% exposure to the U.S. equity market was the major source of returns. The broad market was up an exceptional 47.75% for the period rallying on strong economic fundamentals including a 25 year low in the unemployment rate, increased productivity and the lowest level of inflation since 1965. The market rally was interrupted briefly during August and October due to backlash from the Asian crisis. However, losses were quickly reversed as Asia showed signs of recovery and investors refocused attention on the positive fundamentals within the U.S. All four U.S. equity style funds outperformed their benchmarks as they benefited from an overweight to consumer oriented industries and strong stock selection within the technology and finance industries. The developed international equity sector also contributed returning 14.86%. Most developed markets shored up returns in a low interest rate, low inflationary environment. The strong performance was offset slightly by heavy losses in Asia and a broad appreciation of the U.S. dollar during the period. Returns were negative in the emerging markets, although the sector managed to outpace its benchmark by over 4%.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998



=============================================================
                    DIVERSIFIED GLOBAL STOCK FUND
=============================================================
                    AVERAGE ANNUAL TOTAL RETURN1
-------------------------------------------------------------
                                                  Annualized
                                     One Year     Inception
                                      Return       to Date
-------------------------------------------------------------
Diversified Global Stock, Class A     34.70%       26.25%
-------------------------------------------------------------
Diversified Global Stock, Class D     33.38%       24.73%
-------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL STOCK FUND, CLASS A AND CLASS D, VERSUS THE WILSHIRE 5000 INDEX, THE MSCI EAFE INDEX AND THE SEI COMPOSITE BENCHMARK




[LINE GRAPH OMITTED] -- PLOT POINTS AS FOLLOWS:


  SEI Global Stock       SEI Global Stock      SEI Composite     MSCI EAFE            Wilshire
   Fund, Class A           Fund, Class D        Benchmark*        Index              5000 Index
       $10,000               $10,000             $10,000         $10,000               $10,000
        10,058                10,064               9,844          10,117                10,031
        13,548                14,870              11,675          13,700                13,380


1 FOR THE PERIOD ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING DECEMBER 9, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING DECEMBER 5, 1996.

* 70% WILSHIRE 5000 INDEX, 20% MSCI EAFE INDEX AND 10% IFC INVESTABLE COMPOSITE.




                           DIVERSIFIED U.S. STOCK FUND
      OBJECTIVES. The Diversified U.S. Stock Fund seeks to provide long-term capital appreciation through a diversified U.S. equity strategy. Current income is an incidental consideration.
      STRATEGY. The Fund invests almost exclusively in U.S. equities.
      The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified U.S. Stock Fund (Class A share) returned 50.40% for the one year period ended March 31, 1998. The Fund's strong performance reflected a rally in the broad U.S. equity market and value added through SEI's security selection process. The U.S. equity market rallied on positive economic news including a 25 year low in the unemployment rate, increased productivity and the lowest level of inflation since 1965. The market rally was interrupted briefly during August and October due to backlash from the Asian crises. However, losses were quickly reversed as Asia showed

================================================================================




signs of recovery and investors refocused attention on the positive fundamentals within the U.S. All of the U.S. equity style sectors outperformed their benchmarks as they benefited from industry weights and stock selection. An overweight to consumer oriented shares including retail, consumer durables and construction, as well as strong stock selection within the technology and finance sectors contributed to outperformance. Particularly strong holdings were Compaq and Lucent Technologies up 301% and 145%, respectively.


==========================================================
                       DIVERSIFIED U.S. STOCK FUND
==========================================================
                       AVERAGE ANNUAL TOTAL RETURN1
----------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
----------------------------------------------------------
Diversified U.S. Stock, Class A     50.40%       31.51%
----------------------------------------------------------
Diversified U.S. Stock, Class D     48.86%       32.20%
----------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE SEI DIVERSIFIED U.S. STOCK FUND, CLASS A AND CLASS D, VERSUS THE WILSHIRE 5000 INDEX



[LINE GRAPH OMITTED] -- PLOT POINTS AS FOLLOWS:




              SEI Diversified U.S                            Wilshire
              Stock Fund, Class A                           5000 Index
                   $10,000                                   $10,000
                    11,070                                    10,973
                    16,650                                    16,212


             SEI Diversified U.S.                            Wilshire
              Stock Fund, Class D                           5000 Index
                   $10,000                                   $10,000
                    11,677                                    11,694
                    17,382                                    17,278




1 FOR THE PERIOD ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING MAY 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.

STATEMENT OF NET ASSETS
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998

DIVERSIFIED CONSERVATIVE
INCOME FUND
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 25.1%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio       73,931       $ 1,669
   SEI Institutional Managed Trust
     Large Cap Value Portfolio        84,296         1,715
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio       20,196           375
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        20,976           375
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $3,734)                                     4,134
                                                   -------

FIXED INCOME FUND -- 54.8%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     855,970         9,030
                                                   -------
TOTAL FIXED INCOME FUND
   (Cost $8,908)                                     9,030
                                                   -------
MONEY MARKET FUND -- 19.9%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio          3,269,741         3,270
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $3,270)                                     3,270
                                                   -------
TOTAL INVESTMENTS -- 99.8%
   (Cost $15,912)                                   16,434
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets and Liabilities, Net                    28
                                                   -------
NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
  no par value) based on
  1,178,816 outstanding shares
  of beneficial interest                            13,100
Portfolio Shares of Class D
 (unlimited authorization --
  no par value) based on
  222,177 outstanding shares of
  beneficial interest                                2,379
Undistributed net investment income                    140
Accumulated net realized gain on investments           321
Net unrealized appreciation on investments             522
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $16,462
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.76
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 11.70
                                                   =======

DIVERSIFIED CONSERVATIVE
FUND
-----------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 40.2%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      162,737       $ 3,673
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       181,556         3,695
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio       44,211           821
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        45,916           820
   SEI Institutional International Trust
     International Equity Portfolio  209,866         2,222
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $9,771)                                    11,231
                                                   -------
FIXED INCOME FUNDS -- 58.7%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio   1,171,737        12,362
   SEI Institutional International
     Trust International Fixed
     Income Portfolio                385,891         4,063
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost ($16,222)                                  16,425
                                                   -------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            277,419           277
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $277)                                         277
                                                   -------
TOTAL INVESTMENTS -- 99.9%
   (Cost $26,270)                                   27,933
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net                    34
                                                   -------
NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
  no par value) based on
  1,956,736 outstanding shares
  of beneficial interest                            20,129
Portfolio Shares of Class D
 (unlimited authorization --
  no par value) based on
  518,330 outstanding shares
  of beneficial interest                             5,220
Undistributed net investment income                    148
Accumulated net realized gain on investments           807
Net unrealized appreciation on investments           1,663
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $27,967
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.31
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 11.27
                                                   =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
10

================================================================================



DIVERSIFIED GLOBAL
MODERATE GROWTH FUND
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 60.3%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      154,505      $  3,487
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       175,069         3,563
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio       41,523           771
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        43,129           770
   SEI Institutional International Trust
     International Equity Portfolio  227,638         2,411
   SEI Institutional International
     Trust Emerging Markets
     Equity Portfolio                109,878         1,205
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $11,353)                                   12,207
                                                  --------
FIXED INCOME FUNDS -- 38.8%
   SEI Institutional Managed Trust
     High Yield Bond Portfolio        66,505           784
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     485,963         5,127
   SEI Institutional International
     Trust Emerging Markets
     Debt Portfolio                   73,434           776
   SEI Institutional International
     Trust International Fixed
     Income Portfolio                111,881         1,178
                                                  --------
TOTAL FIXED INCOME FUNDS
   (Cost $7,762)                                     7,865
                                                  --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            200,894           201
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $201)                                         201
                                                  --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $19,316)                                   20,273
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets and Liabilities, Net                   (17)
                                                  --------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
 no par value) based on
 1,061,563 outstanding shares
 of beneficial interest                            $12,251
Portfolio Shares of Class D
 (unlimited authorization --
 no par value) based on
 565,484 outstanding shares
 of beneficial interest                              6,377
Undistributed net investment income                     58
Accumulated net realized gain on investments           613
Net unrealized appreciation on investments             957
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $20,256
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 12.49
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 12.38
                                                   =======

DIVERSIFIED MODERATE
GROWTH FUND

EQUITY FUNDS -- 60.4%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      522,014       $11,782
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       583,033        11,865
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio      140,463         2,607
   SEI Institutional Managed Trust
     Small Cap Value Portfolio       145,606         2,601
   SEI Institutional International Trust
     International Equity Portfolio  673,509         7,132
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $30,693)                                   35,987
                                                   -------
FIXED INCOME FUNDS -- 38.4%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio   1,635,059        17,250
   SEI Institutional International
     Trust International Fixed
     Income Portfolio                537,349         5,658
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $22,670)                                   22,908
                                                   -------
MONEY MARKET FUND -- 0.9%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            556,906           557
                                                   -------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998


DIVERSIFIED MODERATE
GROWTH FUND (CONTINUED)
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
TOTAL MONEY MARKET FUND
   (Cost $557)                                     $   557
                                                   -------
TOTAL INVESTMENTS -- 99.7%
   (Cost $53,920)                                   59,452
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.3%
   Other Assets and Liabilities, Net                   160
                                                   -------
NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
  no par value) based on
  3,832,894 outstanding shares
  of beneficial interest                            44,842
Portfolio Shares of Class D
 (unlimited authorization --
  no par value) based on
  678,838 outstanding shares
  of beneficial interest                             6,854
Undistributed net investment income                    197
Accumulated net realized gain on investments         2,187
Net unrealized appreciation on investments           5,532
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $59,612
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 13.22
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 13.16
                                                   =======

DIVERSIFIED GLOBAL
GROWTH FUND

EQUITY FUNDS -- 80.0%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      722,517        16,307
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       804,045        16,362
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio      191,797         3,560
   SEI Institutional Managed Trust
     Small Cap Value Portfolio       199,226         3,558
   SEI Institutional International
     Trust International Equity
     Portfolio                     1,068,251        11,313
   SEI Institutional International
     Trust Emerging Markets
     Equity Portfolio                518,090         5,684
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $49,870)                                   56,784
                                                   -------


-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
FIXED INCOME FUNDS -- 18.9%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     828,404       $ 8,740
   SEI Institutional Managed Trust
     High Yield Bond Portfolio       113,884         1,343
   SEI Institutional International
     Trust Emerging Markets
     Debt Portfolio                  125,188         1,323
   SEI Institutional International
     Trust International Fixed
     Income Portfolio                191,489         2,016
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $13,209)                                   13,422
                                                   -------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            699,254           699
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $699)                                         699
                                                   -------
TOTAL INVESTMENTS -- 99.9%
   (Cost $63,778)                                   70,905
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net                    56
                                                   -------
NET ASSETS:
Portfolio Shares of Class
 A (unlimited authorization --
 no par value) based on
 4,178,641 outstanding shares
 of beneficial interest                             49,946
Portfolio Shares of Class D
 (unlimited authorization --
 no par value) based on
 1,026,479 outstanding shares
 of beneficial interest                             11,019
Undistributed net investment income                     94
Accumulated net realized gain on investments         2,775
Net unrealized appreciation on investments           7,127
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $70,961
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 13.64
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 13.59
                                                   =======



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
12

================================================================================




DIVERSIFIED GLOBAL
STOCK FUND

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 98.9%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      282,982      $  6,387
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       315,557         6,422
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio       75,941         1,409
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        78,852         1,408
   SEI Institutional International Trust
     International Equity Portfolio  424,547         4,496
   SEI Institutional International
     Trust Emerging Markets
     Equity Portfolio                206,439         2,265
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $20,038)                                   22,387
                                                   -------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            226,312           226
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $226)                                         226
                                                   -------
TOTAL INVESTMENTS -- 99.9%
   (Cost $20,264)                                   22,613
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net                    27
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
  no par value) based on
  1,485,426 outstanding shares
  of beneficial interest                            16,863
Portfolio Shares of Class D
 (unlimited authorization --
  no par value) based on
  221,238 outstanding shares
  of beneficial interest                             2,634
Accumulated net realized gain on investments           794
Net unrealized appreciation on investments           2,349
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $22,640
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 13.28
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 13.16
                                                   =======





DIVERSIFIED U.S.
STOCK FUND
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 98.9%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      701,140       $15,825
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       780,791        15,889
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio      188,677         3,502
   SEI Institutional Managed Trust
     Small Cap Value Portfolio       195,696         3,495
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $31,645)                                   38,711
                                                   -------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            391,944           392
                                                   -------

TOTAL MONEY MARKET FUND
   (Cost $392)                                         392
                                                   -------

TOTAL INVESTMENTS -- 99.9%
   (Cost $32,037)                                   39,103
                                                   -------

OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net                    48
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
  no par value) based on
  1,581,920 outstanding shares
  of beneficial interest                            20,228
Portfolio Shares of Class D
 (unlimited authorization --
 no par value) based on
 871,518 outstanding shares
 of beneficial interest                              9,803
Accumulated net realized gain on investments         2,054
Net unrealized appreciation on investments           7,066
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $39,151
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 16.03
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 15.83
                                                   =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
SEI ASSET ALLOCATION TRUST -- FOR THE YEAR ENDED MARCH 31, 1998


                                            ---------------------    -----------------------     ----------------------
                                                   DIVERSIFIED                                           DIVERSIFIED
                                                  CONSERVATIVE               DIVERSIFIED                   GLOBAL
                                                     INCOME                 CONSERVATIVE                  MODERATE
                                                      FUND                      FUND                    GROWTH FUND
                                            ---------------------    ------------------------    ----------------------
INVESTMENT INCOME:
   Income distributions from
     underlying funds                               $   433                   $   623                     $   287
                                                    -------                   -------                     -------
EXPENSES:
   Administration fees                                   19                        38                          20
   Less administration fees waived                      (19)                      (38)                        (20)
   Investment advisory fees                              10                        19                          10
   Less investment advisory fees waived                 (10)                      (19)                        (10)
   Reimbursement by administrator                       (63)                      (79)                        (48)
   Custodian fees                                         2                         5                           3
   Transfer agent fees                                   31                        38                          25
   Professional fees                                      4                         9                           9
   Registration & filing fees                            26                        32                          11
   Printing fees                                          5                        11                           6
   Trustee fees                                           2                         4                           2
   Distribution & shareholder
     servicing fees*                                     22                        45                          46
   Amortization of deferred
     organization costs                                   4                         4                           4
                                                    -------                   -------                     -------
         Total expenses after waivers
           and reimbursements                            33                        69                          58
                                                    -------                   -------                     -------
NET INVESTMENT INCOME                                   400                       554                         229
                                                    -------                   -------                     -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Capital gain distributions received
     from investments                                   213                       630                         502
   Net realized gain from
     security transactions                              358                       313                         187
   Net change in unrealized
     appreciation on investments                        555                     1,857                         960
                                                    -------                   -------                     -------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 1,526                   $ 3,354                     $ 1,878
                                                    =======                   =======                     =======


  *All distribution and shareholder servicing fees are incurred at the Class D level.
   Amounts designated as"--" are zero or have been rounded to zero.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
14



              ------------------                --------------                    -------------                 ------------
                 DIVERSIFIED                     DIVERSIFIED                        DIVERSIFIED
                  MODERATE                         GLOBAL                             GLOBAL                      DIVERSIFIED
                   GROWTH                          GROWTH                              STOCK                      U.S. STOCK
                    FUND                            FUND                               FUND                          FUND
              ------------------                --------------                    -------------                 ------------

                 $   969                          $  881                             $  118                         $  175
                 -------                          -------                            -------                        -------

                      77                              94                                 25                             51
                     (77)                            (94)                               (25)                           (51)
                      37                              47                                 12                             25
                     (37)                            (47)                               (12)                           (25)
                    (129)                           (146)                               (89)                           (98)
                      12                              13                                  4                              8
                      42                              55                                 55                             35
                      20                              24                                 10                             14
                      64                              70                                 20                             48
                      23                              26                                  6                             13
                      10                              11                                  5                              6

                      77                             120                                 12                             98

                       4                               4                                  4                              4
                 -------                          ------                            -------                        -------

                     123                             177                                 27                            128
                 -------                          ------                            -------                        -------
                     846                             704                                 91                             47
                 -------                          ------                            -------                        -------



                   1,771                           2,437                                773                          1,895

                     935                           1,042                                 71                          1,139

                   5,707                           7,169                              2,482                          6,802
                 -------                         -------                            -------                        -------

                  $9,259                         $11,352                            $ 3,417                        $ 9,883
                 =======                         =======                            =======                        =======


STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI ASSET ALLOCATION TRUST -- FOR PERIODS ENDED MARCH 31


                                                                                  ----------------------   -------------------
                                                                                        DIVERSIFIED
                                                                                        CONSERVATIVE           DIVERSIFIED
                                                                                          INCOME               CONSERVATIVE
                                                                                           FUND (1)               FUND (2)
                                                                                  ----------------------   -------------------
                                                                                   4/1/97-   6/13/96-      4/1/97-    6/26/96-
                                                                                  3/31/98    3/31/97       3/31/98    3/31/97
                                                                                  ----------------------   -------------------
 OPERATIONS:
   Net investment income                                                           $   400     $   75       $  554       $  84
   Capital gain distributions received from investments                                213         62          630         142
   Net realized gain (loss) from security transactions                                 358         12          313          94
   Net change in unrealized appreciation (depreciation) on investments                 555        (33)       1,857        (194)
                                                                                   -------     ------       ------      ------
Net increase (decrease) in net assets resulting from operations                      1,526        116        3,354         126
                                                                                   -------     ------       ------      ------

DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                                          (245)       (36)        (356)        (33)
     Class D                                                                           (46)        (8)         (77)        (24)
   Net realized gains:
     Class A                                                                          (260)        --         (264)        (14)
     Class D                                                                           (64)        --          (82)        (12)
                                                                                   -------     ------       ------      ------
   Total distributions                                                                (615)       (44)        (779)        (83)
                                                                                   -------     ------       ------      ------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                                      13,180      3,329       17,787       6,012
   Reinvestment of distributions                                                       369         30          496          40
   Cost of shares redeemed                                                          (3,370)      (534)      (4,157)        (49)
                                                                                   -------     ------      -------      ------
   Increase in net assets derived from Class A transactions                         10,179      2,825       14,126       6,003
                                                                                   -------     ------      -------      ------
CLASS D:
   Proceeds from shares issued                                                       3,994        635        5,038       3,171
   Reinvestment of distributions                                                       110          8          159          36
   Cost of shares redeemed                                                          (2,318)       (51)      (1,624)     (1,561)
                                                                                   -------     ------      -------      ------
   Increase in net assets derived from Class D transactions                          1,786        592        3,573       1,646
                                                                                   -------     ------      -------      ------
   Increase in net assets derived from capital share transactions                   11,965      3,417       17,699       7,649
                                                                                   -------     ------      -------      ------
   Net increase in net assets                                                       12,876      3,489       20,274       7,692
                                                                                   -------     ------      -------      ------
NET ASSETS:
   Beginning of period                                                               3,586         97        7,693           1
                                                                                   -------     ------      -------      ------
   End of period                                                                   $16,462     $3,586      $27,967      $7,693
                                                                                   =======     ======      =======      ======

CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Shares issued                                                                    1,161         321        1,674         623
   Shares issued in lieu of cash distributions                                         33           3           47           4
   Shares redeemed                                                                   (298)        (51)        (386)         (5)
                                                                                   -------     ------      -------      ------
     Total Class A transactions                                                       896         273        1,335         622
                                                                                   -------     ------      -------      ------
CLASS D:
   Shares issued                                                                      359          62          476         342
   Shares issued in lieu of cash distributions                                         10           1           15           4
   Shares redeemed                                                                   (204)         (5)        (151)       (168)
                                                                                   ------      ------      -------      ------
    Total Class D transactions                                                        165          58          340         178
                                                                                   ------      ------      -------      ------
   Increase in capital shares                                                       1,061         331        1,675         800
                                                                                   ======      ======      =======      ======

 16


 -------------------    ---------------------      ---------------------   ---------------------  ---------------------
     DIVERSIFIED              DIVERSIFIED               DIVERSIFIED              DIVERSIFIED
       GLOBAL                  MODERATE                   GLOBAL                   GLOBAL               DIVERSIFIED
   MODERATE GROWTH              GROWTH                    GROWTH                    STOCK               U.S. STOCK
      FUND (3)                 FUND (4)                  FUND (4)                 FUND (3)               FUND (5)
 -------------------    ---------------------     ----------------------   ---------------------   ----------------------
  4/1/97-   12/5/96-       4/1/97-   5/30/96-       4/1/97-    5/30/96-       4/1/97-   12/5/96-      4/1/97-    5/13/96-
 3/31/98    3/31/97       3/31/98     3/31/97       3/31/98     3/31/97       3/31/98    3/31/97      3/31/98     3/31/97
 -------   ---------    ---------   ---------     ---------   ----------   ---------------------   ----------------------

$   229       $  --      $    846    $   233       $    704    $   132       $    91    $    7        $    47     $   18
    502          --         1,771        730          2,437        835           773       127          1,895        862
    187          --           935         28          1,042          5            71        --          1,139        (49)
    960          (3)        5,707       (175)         7,169        (42)        2,482      (133)         6,802        264
-------       -----      --------    -------       --------    -------       -------    ------        -------     ------
  1,878          (3)        9,259        816         11,352        930         3,417         1          9,883      1,095
-------       -----      --------    -------       --------    -------       -------    ------        -------     ------



   (111)         --          (622)      (115)          (561)       (70)          (93)       (8)           (64)       (26)
    (60)         --           (84)       (61)           (80)       (31)           (7)       --             --         (9)

    (41)         --        (1,057)       (14)        (1,188)        (4)         (146)       --         (1,145)        --
    (35)         --          (197)       (10)          (349)        (3)          (21)       --           (614)        --
-------       -----      --------    -------       --------    -------       -------    ------        -------     ------
   (247)         --        (1,960)      (200)        (2,178)      (108)         (267)       (8)        (1,823)       (35)
-------       -----      --------    -------       --------    -------       -------    ------        -------     ------


 13,106          72        35,766     16,131         38,977     16,553        13,759     4,833         13,930     10,616
    118          --         1,174        123          1,501         70           222         8            974         22
 (1,042)         (3)       (7,312)    (1,040)        (6,332)      (824)       (1,931)      (28)        (3,394)    (1,921)
-------       -----      --------    -------       --------    -------       -------    ------        -------    -------
 12,182          69        29,628     15,214         34,146     15,799        12,050     4,813         11,510      8,717
-------       -----      --------    -------       --------    -------       -------    ------        -------    -------

  8,923          87         3,856      7,822         10,274      7,566         2,670        47          8,220      6,308
     95          --           281         71            428         34            27        --            614          9
 (2,728)         --        (3,363)    (1,813)        (5,992)    (1,291)         (110)       --         (4,203)    (1,145)
-------       -----      --------    -------       --------    -------       -------    ------        -------     ------
  6,290          87           774      6,080          4,710      6,309         2,587        47          4,631      5,172
-------       -----      --------    -------       --------    -------       -------    ------        -------    -------
 18,472         156        30,402     21,294         38,856     22,108        14,637     4,860         16,141     13,889
-------       -----      --------    -------       --------    -------       -------    ------        -------    -------
 20,103         153        37,701     21,910         48,030     22,930        17,787     4,853         24,201     14,949
-------       -----      --------    -------       --------    -------       -------    ------        -------    -------

    153          --        21,911          1         22,931          1         4,853        --         14,950          1
-------       -----      --------    -------       --------    -------       -------    ------        -------    -------
$20,256       $ 153      $ 59,612    $21,911       $ 70,961    $22,931       $22,640    $4,853        $39,151    $14,950
=======       =====      ========    =======       ========    =======       =======    ======        =======    =======

  1,133           7         2,901      1,525          3,089      1,539         1,150       481            967        982
     10          --            96         12            120          7            18         1             68          2
    (88)         --          (602)       (99)          (501)       (75)         (162)       (3)          (249)      (188)
-------       -----      --------    -------       --------    -------       -------    ------        -------     ------
  1,055           7         2,395      1,438          2,708      1,471         1,006       479            786        796
-------       -----      --------    -------       --------    -------       -------    ------        -------     ------

    783           8           332        779            838        757           223         5            601        631
      8          --            23          6             34          3             2        --             43          1
   (234)         --          (282)      (179)          (479)      (127)           (9)       --           (292)      (112)
-------       -----      --------    -------       --------    -------       -------    ------        -------     ------
    557           8            73        606            393        633           216         5            352        520
-------       -----      --------    -------       --------    -------       -------    ------        -------     ------
  1,612          15         2,468      2,044          3,101      2,104         1,222       484          1,138      1,316
=======       =====      ========    =======       ========    =======       =======    ======        =======     ======

(3) COMMENCED OPERATIONS 12/5/96.
(4) COMMENCED OPERATIONS 5/30/96.
(5) COMMENCED OPERATIONS 5/13/96.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
17

FINANCIAL HIGHLIGHTS
================================================================================
SEI ASSET ALLOCATION TRUST




FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,


                                       NET
                                    REALIZED                                  NET                                       RATIO OF
            NET ASSET      NET        AND      DISTRIBUTIONS  DISTRIBUTIONS  ASSET                          RATIO OF     INCOME/
             VALUE     INVESTMENT  UNREALIZED   FROM NET         FROM        VALUE            NET ASSETS    EXPENSES    (LOSS) TO
            BEGINNING     INCOME/    GAINS ON   INVESTMENT       CAPITAL     END OF    TOTAL    END OF     TO AVERAGE   AVERAGE
            OF PERIOD    (LOSS)    SECURITIES    INCOME          GAINS       PERIOD    RETURN  PERIOD (000) NET ASSETS  NET ASSETS
====================================================================================================================================

-------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
-------------------------------------
  CLASS A
  1998 #       $10.55     $0.50      $1.46       $(0.44)      $(0.31)       $11.76    19.16%    $13,862      0.12%       4.37%
  1997(1)#      10.12      0.37       0.27        (0.21)          --         10.55     6.35*      2,983      0.12        4.38
  CLASS D
  1998 #       $10.49     $0.38      $1.46       $(0.32)      $(0.31)       $11.70    17.90%    $ 2,600      1.12%       3.35%
  1997(2)#      10.09      0.27       0.30        (0.17)          --         10.49     5.67*        603      1.12        3.37

-----------------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------------
  CLASS A
  1998 #      $ 9.62      $0.33      $1.78       $(0.27)      $(0.15)       $11.31    22.35%    $22,125      0.12%       3.12%
  1997 (3)#     9.26       0.26       0.35        (0.18)       (0.07)         9.62     6.54*      5,989      0.12        3.56
  CLASS D
  1998 #      $ 9.58      $0.24      $1.78       $(0.18)      $(0.15)       $11.27    21.29%    $ 5,842      1.12%       2.13%
  1997(4)#      9.33       0.19       0.26        (0.13)       (0.07)         9.58     4.84*      1,704      1.12        2.60

-----------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
-----------------------------------------
  CLASS A
  1998 #      $10.15      $0.31      $2.28       $(0.19)      $(0.06)       $12.49    25.68%    $13,255      0.12%       2.66%
  1997(6)#     10.00       0.06       0.14        (0.05)          --         10.15     1.96*         68      0.12        2.03
  CLASS D
  1998 #      $10.11      $0.17      $2.28       $(0.12)      $(0.06)       $12.38    24.38%    $ 7,001      1.12%       1.72%
  1997(5)#     10.00       0.02       0.13        (0.04)          --         10.11     1.52*         85      1.12        0.60

-----------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-----------------------------------
  CLASS A
  1998 #      $10.74      $0.29      $2.76       $(0.25)      $(0.32)       $13.22    29.08%    $50,677      0.12%       2.39%
  1997(7)#     10.19       0.23       0.50        (0.16)       (0.02)        10.74     7.12*     15,440      0.12        2.64
  CLASS D
  1998 #      $10.67      $0.18      $2.76       $(0.13)      $(0.32)       $13.16    27.99%    $ 8,935      1.12%       1.37%
  1997(8)#     10.21       0.15       0.44        (0.11)       (0.02)        10.67     5.71*      6,471      1.12        1.63


                    RATIO         RATIO OF
                 OF EXPENSES    NET INVESTMENT
                 TO AVERAGE      INCOME/(LOSS)
                 NET ASSETS      TO AVERAGE NET
                 (EXCLUDING      ASSETS (EXCLUDING      PORTFOLIO
                 WAIVERS AND      WAIVERS AND           TURNOVER
                REIMBURSEMENT)   REIMBURSEMENT)          RATE
================================================================================
-------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
-------------------------------------
  CLASS A
  1998 #              1.01%          3.48%                52%
  1997(1)#            3.65+          0.85+                27
  CLASS D
  1998 #              2.27%          2.20%                52%
  1997(2)#            N/A++           N/A++               27

-----------------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------------
  CLASS A
  1998 #              0.81%          2.43%               24%
  1997 (3)#           2.75+          0.93+               65
  CLASS D
  1998 #              1.91%          1.34%               24%
  1997(4)#            3.72+          0.00+               65

-----------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
-----------------------------------------
  CLASS A
  1998 #              0.86%          1.92%               30%
  1997(6)#             N/A++         N/A++                3
  CLASS D
  1998 #              1.93%          0.91%               30%
  1997(5)#             N/A++         N/A++                3

-----------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-----------------------------------
  CLASS A
  1998 #              0.74%          1.77%               20%
  1997(7)#            1.45+          1.31+               22
  CLASS D
  1998 #              1.80%          0.69%               20%
  1997(8)#            2.57+          0.18+               22


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
18

================================================================================




                                       NET
                                    REALIZED                                  NET                                       RATIO OF
            NET ASSET      NET        AND      DISTRIBUTIONS  DISTRIBUTIONS  ASSET                          RATIO OF     INCOME/
             VALUE     INVESTMENT  UNREALIZED   FROM NET         FROM        VALUE            NET ASSETS    EXPENSES    (LOSS) TO
            BEGINNING     INCOME/    GAINS ON   INVESTMENT       CAPITAL     END OF    TOTAL    END OF     TO AVERAGE   AVERAGE
            OF PERIOD    (LOSS)    SECURITIES    INCOME          GAINS       PERIOD    RETURN  PERIOD (000) NET ASSETS  NET ASSETS
====================================================================================================================================

-------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-------------------------------
  CLASS A
  1998 #     $10.91      $0.22      $3.04        $(0.19)       $(0.34)      $13.64     30.38%   $57,012        0.12%      1.76%
  1997(1)#    10.19       0.15       0.68         (0.10)        (0.01)       10.91      8.10*    16,049        0.12       1.74
  CLASS D
  1998 #     $10.87      $0.10      $3.04        $(0.08)       $(0.34)      $13.59     29.22%   $13,949        1.12%      0.72%
  1997(8)#    10.24       0.06       0.63         (0.05)        (0.01)       10.87      6.69*     6,882        1.12       0.71

-------------------------------
DIVERSIFIED GLOBAL STOCK FUND
-------------------------------
  CLASS A
  1998 #     $10.04      $0.15      $3.31        $(0.09)      $(0.13)       $13.28     34.70%   $19,730        0.12%      0.85%
  1997(10)#   10.00       0.02       0.05         (0.03)          --         10.04      0.67*     4,807        0.12       0.65
  CLASS D
  1998 #     $10.01      $0.01      $3.31        $(0.04)      $(0.13)       $13.16     33.38%   $ 2,910        1.12%     (0.07)%
  1997(5)#    10.00      (0.03)      0.06         (0.02)          --         10.01      0.31*        46        1.12      (1.06)

-------------------------------
DIVERSIFIED U.S. STOCK FUND
-------------------------------
   CLASS A
  1998 #     $11.38      $0.08      $5.53        $(0.05)      $(0.91)       $16.03     50.40%   $25,357        0.12%      0.57%
  1997(9)#    10.27       0.07       1.09         (0.05)          --         11.38     11.33*     9,065        0.12       0.72
  CLASS D
  1998 #     $11.32     $(0.11)     $5.53            --       $(0.91)       $15.83     48.86%   $13,794        1.12%     (0.42)%
  1997(4)#    10.36      (0.03)      1.01        $(0.02)          --         11.32      9.43*     5,885        1.12      (0.39)



                    RATIO         RATIO OF
                 OF EXPENSES    NET INVESTMENT
                 TO AVERAGE      INCOME/(LOSS)
                 NET ASSETS      TO AVERAGE NET
                  (EXCLUDING      ASSETS (EXCLUDING     PORTFOLIO
                 WAIVERS AND     WAIVERS AND            TURNOVER
                REIMBURSEMENT)   REIMBURSEMENT)           RATE
================================================================================

-------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-------------------------------
  CLASS A
  1998 #            0.72%             1.16%               15%
  1997(1)#          1.53+             0.33+               13
  CLASS D
  1998 #            1.76%             0.08%               15%
  1997(8)#          2.56+            (0.73)+              13

-------------------------------
DIVERSIFIED GLOBAL STOCK FUND
-------------------------------
  CLASS A
  1998 #            1.13%            (0.16)%              10%
  1997(10)#         2.13+            (1.36)+              --
  CLASS D
  1998 #            2.52%            (1.47)%              10%
  1997(5)#          N/A++              N/A++              --

-------------------------------
DIVERSIFIED U.S. STOCK FUND
-------------------------------
  CLASS A
  1998 #            0.80%            (0.11)%              21%
  1997(9)#          1.84+            (1.00)+              28
  CLASS D
  1998 #            1.82%            (1.12)%              21%
  1997(4)#          2.75+            (2.02)+              28



-------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-------------------------------
  CLASS A
  1998 #            0.72%             1.16%               15%
  1997(1)#          1.53+             0.33+               13
  CLASS D
  1998 #            1.76%             0.08%               15%
  1997(8)#          2.56+            (0.73)+              13

-------------------------------
DIVERSIFIED GLOBAL STOCK FUND
-------------------------------
  CLASS A
  1998 #            1.13%            (0.16)%              10%
  1997(10)#         2.13+            (1.36)+              --
  CLASS D
  1998 #            2.52%            (1.47)%              10%
  1997(5)#          N/A++             N/A++               --

-------------------------------
DIVERSIFIED U.S. STOCK FUND
-------------------------------
  CLASS A
  1998 #            0.80%            (0.11)%              21%
  1997(9)#          1.84+            (1.00)+              28
  CLASS D
  1998 #            1.82%            (1.12)%              21%
  1997(4)#          2.75+            (2.02)+              28


  +  RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS
     ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.
 ++  RATIO IS NOT MEANINGFUL DUE TO LOW LEVEL OF ASSETS AND BECAUSE SEI
     INVESTMENTS WILL BEAR ALL EXPENSES EXCEEDING SPECIFIC LIMITATIONS.
  #  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
  *  TOTAL RETURN HAS NOT BEEN ANNUALIZED.
 (1) COMMENCED OPERATIONS 6/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (2) COMMENCED OPERATIONS 6/21/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (3) COMMENCED OPERATIONS 6/26/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (4) COMMENCED OPERATIONS 7/1/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (5) COMMENCED OPERATIONS 12/5/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (6) COMMENCED OPERATIONS 12/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (7) COMMENCED OPERATIONS 6/10/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (8) COMMENCED OPERATIONS 5/30/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (9) COMMENCED OPERATIONS 5/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(10) COMMENCED OPERATIONS 12/9/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998



1.   ORGANIZATION:
SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995 and had no operations through May 12, 1996, other than those related to organizational matters and the sale of initial shares to SEI Investments Management Corporation (the "Manager"). Each Fund and class of shares commenced operations upon the purchase of fund shares other than the initial shares purchased by the Manager. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund.
Each Fund offers shareholders the opportunity to invest in certain of the underlying Portfolios, which are separately- managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Portfolios, which are valued at their respective net asset values.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
     Accordingly, $35,000 and $9,000 was reclassified from accumulated net realized gain on investments to undistributed net investment income in the U.S. Stock and the Global Stock Funds, respectively. These reclassifications have no effect on net assets or net asset value per share.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial state-

================================================================================



ments, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING
AGREEMENTS:
Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, the Manager provides the Trust with overall management services and shareholder servicing. For these services to the Funds, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have agreed to waive their fee so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. This waiver may be terminated by the Manager and Adviser at any time at their sole discretion. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Manager and the Adviser, exceed the specific limitation, the Manager has agreed to bear such excess.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners. In addition, there are fees paid to the law firm for current legal services rendered.
     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998



5.   INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities during the period ended March 31, 1998 were as follows:

                                                   Total
                                                   (000)
                                                  -------
Diversified Conservative Income Fund
PURCHASES...................................     $13,508
SALES.......................................       3,934

Diversified Conservative Fund
PURCHASES...................................     $23,843
SALES.......................................       4,517

Diversified Global Moderate Growth Fund
PURCHASES...................................     $21,840
SALES.......................................       3,067

Diversified Moderate Growth Fund
PURCHASES...................................     $40,624
SALES.......................................       7,694

Diversified Global Growth Fund
PURCHASES...................................     $47,489
SALES.......................................       7,060

Diversified Global Stock Fund
PURCHASES...................................     $16,199
SALES.......................................       1,161

Diversified U.S. Stock Fund
PURCHASES...................................     $21,479
SALES.......................................       5,377



At March 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at March 31, 1998 for each Fund is as follows:

                                                  NET
                    APPRECIATED  DEPRECIATED  UNREALIZED
                    SECURITIES   SECURITIES  APPRECIATION
                       (000)        (000)        (000)
                    -----------  ----------- ------------
Diversified
   Conservative
   Income              $  529       $  (7)      $  522
Diversified
   Conservative         1,732         (69)       1,663
Diversified
   Global
   Moderate
   Growth               1,085        (128)         957
Diversified
   Moderate
   Growth               5,665        (133)       5,532
Diversified
   Global
   Growth               7,738        (611)       7,127
Diversified
   Global Stock         2,533        (184)       2,349
Diversified
   U.S. Stock           7,088         (22)       7,066

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998


To the Shareholders and Trustees of
SEI Asset Allocation Trust

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds (constituting SEI Asset Allocation Trust, hereafter referred to as the "Trust") at March 31, 1998, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and the respective periods ended March 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 1998 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

Philadelphia, PA
May 15, 1998

NOTICE TO SHAREHOLDERS
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1998 (UNAUDITED)


For shareholders that do not have a March 31, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 1998 the Portfolios of the SEI Asset Allocation Trust are designating long term and mid term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:


                                                      (A)                (B)               (C)
                                                   LONG TERM          MID TERM          ORDINARY
                                                 CAPITAL GAINS      CAPITAL GAINS        INCOME              TOTAL
                                                 DISTRIBUTIONS      DISTRIBUTIONS     DISTRIBUTIONS      DISTRIBUTIONS
PORTFOLIO                                         (TAX BASIS)        (TAX BASIS)       (TAX BASIS)        (TAX BASIS)
----------                                       -------------      -------------     -------------      -------------
Diversified Conservative Income                       0%                 11%               89%               100%
Diversified Conservative                              0%                 21%               79%               100%
Diversified Global Moderate Growth                    0%                  0%              100%               100%
Diversified Moderate Growth                           0%                 39%               61%               100%
Diversified Global Growth                             3%                 51%               46%               100%
Diversified Global Stock                              0%                 61%               39%               100%
Diversified U.S. Stock                               17%                 60%               23%               100%

                                                      (D)                (E)               (F)
                                                  Qualifying         Tax-Exempt          Foreign
PORTFOLIO                                        Dividends(1)         Interest         Tax Credit
----------                                      -------------        ----------        ----------
Diversified Conservative Income                       7%                 0%                 0%
Diversified Conservative                             19%                 0%                 0%
Diversified Global Moderate Growth                   15%                 0%                 0%
Diversified Moderate Growth                          23%                 0%                 0%
Diversified Global Growth                            28%                 0%                 0%
Diversified Global Stock                             30%                 0%                 0%
Diversified U.S. Stock                               29%                 0%                 0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* Items (A), (B) and (C) are based on the percentage of each Portfolio's total distribution.
** Items (D) and (E) are based on the percentage of ordinary income distributions of each Portfolio.

==========================
SEI ASSET ALLOCATION TRUST
==========================
ANNUAL REPORT
==========================
March 31, 1998

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Price Waterhouse LLP









THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

[LOGO OMITTED]

SEI
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734


SEI-F-121-02